Advance Consideration Received	6 Months Ended
Mar. 31, 2026
Advance Consideration Received [Abstract]
ADVANCE CONSIDERATION RECEIVED

10. ADVANCE CONSIDERATION RECEIVED

As of March 31, 2026, the advance consideration received was US$32.00 million. The Company passed board resolutions on March 30, 2026, approving the sale of its entire stake in a BVI holding company (which owns a Hong Kong entity, a WOFE, and six PRC amusement park subsidiaries) to Pulse Link LTD (the “Purchaser”) for approximately US$64.04 million. The Company has received an advance payment of US$32.00 million, with the remaining balance received on April 28, 2026, and the share transfer was completed in April 2026.